CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net (loss) income	$ 505	$ 15,006	$ (535)
Adjustments to reconcile consolidated net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	16,068	24,468	23,116
Impairment loss on goodwill	2,951
Loss (gain) on disposal of property, plant and equipment and land use rights	231	(1,218)	1,248
Share-based compensation expenses	112	95	67
Unrealized exchange gain	(4,134)	(2,235)	(39)
Deferred income taxes	(2,538)	(2,577)	(804)
Changes in current assets and liabilities:
Decrease (increase) in accounts and notes receivable	(293)	(16,265)	46,239
Decrease (increase) in inventories	(2,798)	(13,004)	11,246
Decrease (increase) in prepaid expenses and other receivables	(14,207)	(2,434)	1,069
(Increase) decrease in income taxes recoverable	105	(105)
Increase (decrease) in notes payable	268	(691)	691
(Decrease) increase in accounts payable	(1,535)	25,923	(39,458)
(Decrease) increase in accrued expenses and other payables	4,173	4,354	(4,132)
(Decrease) increase in income taxes payable	(4,228)	3,576	(205)
Total adjustments	(5,825)	19,887	39,038
Net cash provided by (used in) operating activities	(5,320)	34,893	38,503
Cash flows from investing activities:
Purchase of property, plant and equipment	(59,858)	(6,295)	(30,420)
Decrease (increase) in deposits for property, plant and equipment	(4,066)	(445)	2,905
Decrease in entrusted loan receivable			8,199
Increase in other assets	(713)
Acquisition of additional shares in subsidiaries			(43,434)
Proceeds from disposal of property, plant and equipment	52	2,054	872
(Increase) decrease in fixed deposits maturing over three months	(34,825)	12,903	(12,903)
Net cash (used in) provided by investing activities	(99,410)	8,217	(74,781)
Cash flows from financing activities:
Cash dividends paid	(8,961)		(9,857)
Repayment of entrusted loan			(8,199)
Net cash used in financing activities	(8,961)		(18,056)
Net (decrease) increase in cash and cash equivalents	(113,691)	43,110	(54,334)
Cash and cash equivalents at beginning of year	228,067	182,722	237,017
Effect of exchange rate changes on cash and cash equivalents	4,134	2,235	39
Cash and cash equivalents at end of year	118,510	228,067	182,722
Supplemental schedule of cash flow information:
Interest paid			202
Income taxes paid	7,136	4,428	2,290
Non-cash investing activities:
(Decrease) increase in construction cost funded through accrued expenses and other payables	16,629	(1,683)	(5,438)
Non-cash financing activities:
Additional paid-in capital on compensation for loss of office		$ 1,584